Debt (ECAPS subordinated notes) (Details) - USD ($)	1 Months Ended
	Oct. 31, 2019	Jun. 30, 2015	Dec. 31, 2005
Debt Instrument [Line Items]
Debt, floating reference rate, duration	5 years	3 months
Subordinated | ECAPS Subordinated Notes
Debt Instrument [Line Items]
Number of tranches			2
Face amount			$ 1,000,000,000
Subordinated | ECAPS Subordinated Notes | Three Month LIBOR
Debt Instrument [Line Items]
Debt, floating reference rate, duration			3 months
Subordinated | ECAPS Subordinated Notes | Ten Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration			10 years
Subordinated | ECAPS Subordinated Notes | Thirty Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration			30 years
Subordinated | ECAPS Subordinated Debt $400 Million Tranche
Debt Instrument [Line Items]
Face amount			$ 400,000,000
Spread over reference rate			1.80%
Subordinated | ECAPS Subordinated Debt $600 Million Tranche
Debt Instrument [Line Items]
Face amount			$ 600,000,000
Spread over reference rate			1.55%